Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS
In December 2019, novel coronavirus (COVID-19) was first reported to have surfaced in Wuhan, China. Subsequent to December 31, 2019, COVID-19 has spread rapidly to many parts of China and other parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere.
Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may materially adversely affect our business operations and the Group’s financial condition and operating results for 2020, including but not limited to material negative impact to the Group’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts and significant downward adjustments or impairment to the Group’s long-term investments. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.